Income taxes - Income Taxes in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current tax expense	$ 1,909	$ 3,223	$ 2,818
Deferred tax (recovery) expense	(1,142)	459	305
Total tax (benefit) expense	$ 767	$ 3,682	$ 3,123